STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Income
Interest income	$ 14,656	$ 54,209
Other income	5,525	0
Total income	20,181	54,209
Share of losses from operating limited partnerships	(1,846,049)	(3,152,301)
Expenses and loss
Professional fees	99,186	115,145
Partnership management fee	1,009,786	1,021,891
Amortization	769,616	993,070
General and administrative expenses	82,290	88,883
Impairment loss	6,999,722	6,214,616
Operating Expenses	8,960,600	8,433,605
NET LOSS	(10,786,468)	(11,531,697)
Net loss allocated to general partner	(26,966)	(28,829)
Net loss allocated to limited partner	(10,759,502)	(11,502,868)
Net loss per BAC (in dollars per unit)	$ (0.91)	$ (0.98)
Series Forty Seven [Member]
Income
Interest income	2,248	5,950
Other income	0	0
Total income	2,248	5,950
Share of losses from operating limited partnerships	(350,362)	(916,045)
Expenses and loss
Professional fees	30,920	33,403
Partnership management fee	358,409	367,987
Amortization	333,656	337,770
General and administrative expenses	26,132	28,446
Impairment loss	1,950,396	1,583,819
Operating Expenses	2,699,513	2,351,425
NET LOSS	(3,047,627)	(3,261,520)
Net loss allocated to general partner	(7,619)	(8,154)
Net loss allocated to limited partner	(3,040,008)	(3,253,366)
Net loss per BAC (in dollars per unit)	$ (0.87)	$ (0.94)
Series Forty Eight [Member]
Income
Interest income	2,299	7,490
Other income	0	0
Total income	2,299	7,490
Share of losses from operating limited partnerships	(242,780)	(911,098)
Expenses and loss
Professional fees	26,824	27,542
Partnership management fee	219,915	208,840
Amortization	138,952	226,325
General and administrative expenses	22,896	24,016
Impairment loss	1,461,206	1,230,871
Operating Expenses	1,869,793	1,717,594
NET LOSS	(2,110,274)	(2,621,202)
Net loss allocated to general partner	(5,276)	(6,553)
Net loss allocated to limited partner	(2,104,998)	(2,614,649)
Net loss per BAC (in dollars per unit)	$ (0.92)	$ (1.14)
Series Forty Nine [Member]
Income
Interest income	10,109	40,769
Other income	5,525	0
Total income	15,634	40,769
Share of losses from operating limited partnerships	(1,252,907)	(1,325,158)
Expenses and loss
Professional fees	41,442	54,200
Partnership management fee	431,462	445,064
Amortization	297,008	428,975
General and administrative expenses	33,262	36,421
Impairment loss	3,588,120	3,399,926
Operating Expenses	4,391,294	4,364,586
NET LOSS	(5,628,567)	(5,648,975)
Net loss allocated to general partner	(14,071)	(14,122)
Net loss allocated to limited partner	$ (5,614,496)	$ (5,634,853)
Net loss per BAC (in dollars per unit)	$ (0.94)	$ (0.94)